10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Fair Value Measurements)	Dec. 31, 2016 USD ($)
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability	$ 107,081
Fair Value Inputs Level 1 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability	0
Fair Value Inputs Level 2 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability	0
Fair Value Inputs Level 3 [Member]
Fair Value Measurements - Derivative liability
Embedded Conversion Option Liability	$ 107,081